Acquisitions of Subsidiaries (Details) $ / shares in Units, € in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Feb. 06, 2023 USD ($)	Jan. 01, 2023 USD ($)	Aug. 31, 2022 $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 EUR (€) shares
Amtd Assets [Member]
Acquisitions of Subsidiaries [Line Items]
Business acquisition percentage of voting interests acquired			96.10%
Business combination, separately recognized transactions, additional disclosures, acquisition costs				$ 0
The Art Newspaper SA [Member]
Acquisitions of Subsidiaries [Line Items]
Business acquisition percentage of voting interests acquired					100.00%
Business acquisition equity interests issued or issuable number of shares issued (in Shares) | shares					8,688,525	8,688,525
Business combination, separately recognized transactions, additional disclosures, acquisition costs					$ 0
Acquisition paid amount					2,540
Total consideration					16,831
Business combination, acquired receivables, gross contractual amount				975
Business combination, bargain purchase, gain recognized, amount				4,469
PROFIT FOR THE YEAR				45
Revenue from business combination				2,000
Lofficiel [Member]
Acquisitions of Subsidiaries [Line Items]
Business combination, separately recognized transactions, additional disclosures, acquisition costs					$ 0
Business combination, acquired receivables, gross contractual amount				622
Business combination, acquired receivable, fair value				920
AMTD Idea Group [Member] | The Art Newspaper SA [Member]
Acquisitions of Subsidiaries [Line Items]
PROFIT FOR THE YEAR		$ 152,400
Revenues		$ 135,000
AMTD Digital [Member] | The Art Newspaper SA [Member]
Acquisitions of Subsidiaries [Line Items]
Business acquisition equity interests issued or issuable number of shares issued (in Shares) | shares					380,065	380,065
Acquisition paid amount | €						€ 2,888,888
Class B Ordinary Shares [Member] | Amtd Assets [Member]
Acquisitions of Subsidiaries [Line Items]
Business acquisition equity interests issued or issuable number of shares issued (in Shares) | shares			30,875,576
Business acquisition share price (in Dollars per share) | $ / shares			$ 8.68
Capital Reserve [Member] | Amtd Assets [Member]
Acquisitions of Subsidiaries [Line Items]
Stock issued during period value purchase of assets	$ 275,154
Treasury Stock, Common [Member] | Amtd Assets [Member]
Acquisitions of Subsidiaries [Line Items]
Payments for repurchase of equity				$ 268,000